Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Dates
31-Aug-2024
Actual/360 Days
32
30/360 Days
30
16-Sep-2024
15-Sep-2024
Collection Period No.
11
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Aug-2024
12-Sep-2024
13-Sep-2024
16-Sep-2024
15-Aug-2024
15-Aug-2024
Summary
Beginning
Balance
0.00
325,982,251.37
467,620,000.00
83,110,000.00
Principal
Payment
0.00
36,625,746.40
0.00
0.00
Ending
Balance
0.00
289,356,504.97
467,620,000.00
83,110,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
78.323738
0.000000
0.000000
Initial
Balance
292,010,000.00
467,620,000.00
467,620,000.00
83,110,000.00
Note
Factor
0.000000
0.618786
1.000000
1.000000
876,712,251.37
840,086,504.97
36,625,746.40
T
otal Note Balance
1,310,360,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
33,599,560.39
910,311,811.76
49,640,157.41
959,951,969.17
33,599,560.39
873,686,065.36
47,529,462.60
921,215,527.96
33,622,415.40
1,343,982,415.40
76,016,708.61
1,419,999,124.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
33,622,415.40
33,599,560.39
33,599,560.39
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.920000%
5.950000%
6.010000%
Interest Payment
0.00
1,608,179.11
2,318,615.83
416,242.58
Interest per
$1000 Fac
e
Amount
0.000000
3.439073
4.958333
5.008333
Interest & Principal
Payment
0.00
38,233,925.51
2,318,615.83
416,242.58
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
81.762811
4.958333
5.008333
$40,968,783.92
T
otal
$4,343,037.52

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
43,140,383.93
0.00
43,140,383.93
35,239,596.93
5,796,445.42
1,049,768.80
871,157.53
0.00
0.00
183,415.25
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
799,959.97
0.00
0.00
4,343,037.52
0.00
0.00
36,625,746.40
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
43,140,383.93
1,371,640.04
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
799,959.97
0.00
0.00
0.00
799,959.97
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
4,343,037.52
0.00
1,608,179.11
2,318,615.83
416,242.58
0.00
0.00
0.00
0.00
0.00
4,343,037.52
0.00
1,608,179.11
2,318,615.83
416,242.58
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,343,037.52
4,343,037.52
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
36,625,746.40
0.00
0.00
0.00
36,625,746.40
Aggregate Principal Distributabl
e
Amount
36,625,746.40
36,625,746.40
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,359,956.04
0.00
3,359,956.04
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
14,245.19
169,170.06
183,415.25
3,359,956.04
0.00
14,245.19
14,245.19
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Pool Statistics
Pool Data
7.22%
46.73
22.00
Cutoff Date Pool Balance
Amount
1,419,999,124.01
Pool Balance beginning of Collection Period
959,951,969.17
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
921,215,527.96
23,495
24,023
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
29,224
20,885,408.84
14,354,188.09
0.00
3,496,844.28
Pool Factor
64.87%
7.07%
58.10
10.12

Mercedes-Benz Auto Receivables
T
rust 2023-2

Amounts in USD
Investor Report
Collection Period Ended
31-Aug-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
23,495
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.36%
1.21%
0.32%
0.11%
100.00%
906,086,243.85
11,113,214.16
2,972,765.61
1,043,304.34
921,215,527.96
23,219
205
55
16
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.436%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
20,519.69
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.385%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
11,778,300.23
1,607,189.66
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
73
574
Losses
(1)
Amount
3,496,844.28
1,042,330.02
847,324.60
Number of Receivables
Number of Receivables
Amount
27,623,587.01
10,104,225.76
5,741,061.02
Current
Cumulative
0.829%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
2.050%
Prior Collection Period
2.623 % Second Prior
Collection
Period
0.480
%
Third
Prior
Collection
Period
0.385%